Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.476%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,309,997.25

Principal:
Principal Collections	$16,875,183.31
Prepayments in Full	$7,721,502.29
Liquidation Proceeds	$160,218.83
Recoveries	$76,383.46
Sub Total	$24,833,287.89
Collections	$26,143,285.14

Purchase Amounts:
Purchase Amounts Related to Principal	$389,215.17
Purchase Amounts Related to Interest	$2,110.30
Sub Total	$391,325.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,534,610.61

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,534,610.61
Servicing Fee	$394,216.51	$394,216.51	$0.00	$0.00	$26,140,394.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,140,394.10
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,140,394.10
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,140,394.10
Interest - Class A-3 Notes	$241,561.24	$241,561.24	$0.00	$0.00	$25,898,832.86
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$25,746,066.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,746,066.86
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$25,665,915.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,665,915.69
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$25,608,000.69
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,608,000.69
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$25,536,923.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,536,923.19
Regular Principal Payment	$23,892,715.20	$23,892,715.20	$0.00	$0.00	$1,644,207.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,644,207.99
Residual Released to Depositor	$0.00	$1,644,207.99	$0.00	$0.00	$0.00
Total		$26,534,610.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,892,715.20
Total					$23,892,715.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,892,715.20	$49.47	$241,561.24	$0.50	$24,134,276.44	$49.97
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$23,892,715.20	$14.83	$603,470.91	$0.37	$24,496,186.11	$15.20

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$226,463,662.39	0.4688689	$202,570,947.19	0.4194015
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$448,803,662.39	0.2785974	$424,910,947.19	0.2637658

Pool Information
Weighted Average APR	3.428%	3.427%
Weighted Average Remaining Term	31.97	31.17
Number of Receivables Outstanding	36,167	35,125
Pool Balance	$473,059,806.42	$447,653,990.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$448,803,662.39	$424,910,947.19
Pool Factor	0.2833715	0.2681529

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$22,743,043.50
Targeted Overcollateralization Amount	$22,743,043.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,743,043.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$259,696.13
(Recoveries)		113	$76,383.46
Net Loss for Current Collection Period			$183,312.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4650%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5846%
Second Prior Collection Period			0.3718%
Prior Collection Period			0.6067%
Current Collection Period			0.4778%
Four Month Average (Current and Prior Three Collection Periods)			0.5103%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,297	$11,246,292.08
(Cumulative Recoveries)			$1,407,922.76
Cumulative Net Loss for All Collection Periods			$9,838,369.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5893%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,617.24
Average Net Loss for Receivables that have experienced a Realized Loss			$2,289.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.88%	499	$8,421,961.84
61-90 Days Delinquent	0.23%	54	$1,024,772.55
91-120 Days Delinquent	0.05%	12	$217,851.95
Over 120 Days Delinquent	0.19%	49	$860,396.56
Total Delinquent Receivables	2.35%	614	$10,524,982.90

Repossession Inventory:
Repossessed in the Current Collection Period		22	$337,729.55
Total Repossessed Inventory		31	$525,381.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2656%
Prior Collection Period			0.2986%
Current Collection Period			0.3274%
Three Month Average			0.2972%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer